SEGMENT INFORMATION	12 Months Ended
May 31, 2011
Segment Reporting Disclosure Abstract
Segment Reporting Disclosure Text Block

NOTE P — SEGMENT INFORMATION

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into two reportable segments: the industrial reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate several operating segments that consist of individual groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our five operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief executive officer in determining how to allocate the assets of the company and evaluate performance. These five operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment's underlying businesses.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. This reportable segment comprises three separate operating segments — Building Solutions Group, Performance Coatings Group and RPM2 Group. Products and services within this reportable segment include construction chemicals; roofing systems; weatherproofing and other sealants; polymer flooring; edible coatings and specialty glazes for pharmaceutical, cosmetic and food industries; and other specialty chemicals.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment's major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe. Consumer segment products are sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops and to other smaller customers through distributors. This reportable segment comprises two operating segments — DAP Group and Rust-Oleum Group. Products within this reportable segment include specialty, hobby and professional paints; caulks; adhesives; silicone sealants and wood stains.

In addition to our two reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with either reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses, deferred pension assets, and headquarters' property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes, identifiable assets, capital expenditures, and depreciation and amortization.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees. Total income from royalties and joint ventures amounted to approximately $2.3 million, $2.7 million and $3.1 million for the years ended May 31, 2011, 2010 and 2009, respectively, and are therefore included as an offset to selling, general and administrative expenses.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31	2011	2010	2009
(In thousands)
Net Sales
Industrial	$2,259,809	$2,328,194	$2,367,401
Consumer	1,122,032	1,084,522	1,000,766
Total	$3,381,841	$3,412,716	$3,368,167
Income (Loss) Before Income Taxes
Industrial (d)
Income Before Income Taxes (a)	$232,544	$225,528	$180,395
Interest (Expense), Net (b)	(3,304)	(1,709)	(582)
EBIT (c)	$235,848	$227,237	$180,977
Consumer
Income Before Income Taxes (a)	$146,035	$147,019	$97,279
Interest (Expense), Net (b)	63	37	(4,623)
EBIT (c)	$145,972	$146,982	$101,902
Corporate/Other
Income Before Income Taxes (a)	$(83,526)	$(104,093)	$(96,806)
Interest (Expense), Net (b)	(46,504)	(50,025)	(55,049)
EBIT (c)	$(37,022)	$(54,068)	$(41,757)
Consolidated
Income Before Income Taxes (a)	$295,053	$268,454	$180,868
Interest (Expense), Net (b)	(49,745)	(51,697)	(60,254)
EBIT (c)	$344,798	$320,151	$241,122

Identifiable Assets
Industrial	$1,992,143	$1,666,005	$1,778,526
Consumer	1,195,849	1,135,211	1,187,633
Corporate/Other	327,037	202,808	443,762
Total	$3,515,029	$3,004,024	$3,409,921

Capital Expenditures
Industrial	$29,687	$17,887	$34,603
Consumer	9,665	4,400	19,828
Corporate/Other	474	954	555
Total	$39,826	$23,241	$54,986

Depreciation and Amortization
Industrial	$46,352	$56,104	$55,793
Consumer	24,954	26,771	27,996
Corporate/Other	1,447	1,378	1,355
Total	$72,753	$84,253	$85,144

(a)       The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.

(b)       Interest (expense), net includes the combination of interest expense and investment expense (income), net.

(c)       EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

(d)       Our industrial reportable segment results for fiscal 2009 reflect the impact of impairment losses resulting from the reduction in carrying values of goodwill and other intangible assets, totaling $15.5 million (see Note B to the Consolidated Financial Statements).

Year Ended May 31,	2011	2010	2009
(In thousands)
Net Sales
United States	$1,983,238	$2,148,893	$2,161,494
Foreign
Canada	330,613	308,395	260,928
Europe	812,735	728,118	734,853
Other Foreign	255,255	227,310	210,892
Total Foreign	1,398,603	1,263,823	1,206,673
Total	$3,381,841	$3,412,716	$3,368,167

Long-Lived Assets (a)
United States	$965,235	$966,453	$1,171,288
Foreign
Canada	137,380	127,672	128,888
Europe	497,091	415,411	424,119
Other Foreign	47,353	44,327	40,210
Total Foreign	681,824	587,410	593,217
Total	$1,647,059	$1,553,863	$1,764,505

(a) Long-lived assets include all non-current assets, excluding non-current deferred income taxes.